Form N-1A Supplement	Jun. 16, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Important Notice Regarding Change inInvestment Policy Federated Hermes MDT Mid Cap Growth FundA Portfolio of Federated Hermes Equity FundsCLASS A SHARES (TICKER FGSAX)
CLASS C SHARES (TICKER FGSCX)
INSTITUTIONAL SHARES (TICKER FGSIX)
CLASS R6 SHARES (TICKER FGSKX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATIONThe Board of Trustees of Federated Hermes Equity Funds has approved a change in non-fundamental investment policy for the Federated Hermes MDT Mid Cap Growth Fund (the “Fund”) in connection with amendments adopted by the Securities and Exchange Commission (the “SEC”) to Rule 35d-1 (the “Rule”) under the Investment Company Act of 1940, as amended. The change in policy will become effective concurrent with the effective date of the Fund’s next registration statement which is anticipated to be December 29, 2026 unless the SEC postpones, delays, reconsiders or repeals the amendments to the Rule in which case shareholders will be further notified (the “Effective Date”). The change in policy is not expected to result in any changes to the investment process used in managing the Fund and is being made to comply with the requirements of the amendments to the Rule.On the Effective Date, please make the following changes:1. Under the Summary Prospectus section “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mid cap investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”and replace it with:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mid cap growth investments. For purposes of this policy, mid-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell Mid Cap Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”2. Under the Prospectus section “What are the Fund’s Investment Strategies?,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mid cap investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this limitation, mid cap companies are defined as companies with market capitalizations similar to companies in the Russell Midcap Growth Index.”and replace it with:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mid cap growth investments. For purposes of this policy, mid-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell Mid Cap Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”3. Under the Statement of Additional Information section “Investment Objective and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mid cap investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this limitation, mid cap companies are defined as companies with market capitalizations similar to companies in the Russell Midcap Growth Index.”and replace it with:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mid cap growth investments. For purposes of this policy, mid-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell Mid Cap Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”June 16, 2026Federated Hermes MDT Mid Cap Growth Fund
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